Related Parties Balances and Transactions (Details Textual) - Stock Option [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 ILS (₪)
Related Parties Balances and Transactions (Textual)
Consulting fees	$ 7	₪ 25,000	$ 7	₪ 25,000
Percentage of compensation committee	30.00%	30.00%